LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

NOTE 9 - LEASES:

Amounts recognized in the consolidated statements of financial position:

	December 31,
	2024	2023

	U.S dollars in thousands
Right-of-use assets:
Properties	302	773
Vehicles	—	216
	302	989
Lease liabilities:
Current	353	718
Non-current	3	455
	356	1,173

For the year ended December 31, 2023, there were additions of $0.3 million. Decrease in lease liability during the year ended December 31, 2024, and 2023, were $0.2 million and $5.4 million respectively (with corresponding decrease in right of use asset in an amount of $0.2 million and $4.7 million respectively) resulting from early terminations of leases in 2024 and 2023.

In June 2023, the company terminated a U.S. office lease signed in March 2022 resulting in a $0.7 million gain. The termination, part of ongoing cost reduction efforts, followed a decrease in headcount, that reduced the Company's need for the office lease.

Amounts recognized in the consolidated statements of comprehensive loss:

	Year Ended December 31,
	2024	2023
Depreciation charge of right-of-use assets
Properties	470	798
Vehicles	51	478
	521	1,276
Interest expense	55	367
Foreign exchange differences	7	3

Expenses relating to short-term leases and leases of low-value assets are immaterial.
The total cash outflow for leases in 2024 and 2023 was $0.7 million and $1.5 million respectively.